Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 198,482	¥ 197,613
Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	135,912	131,817
Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	59,138	49,478
Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,360	37,499
Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,137	2,578
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,032	12,148
Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	289	107
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	3,938	6,110
Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	71,930	61,703
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	12,555	13,838
Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,336	2,414
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	198,482	197,613
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	135,912	131,817
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	214	218
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9	10
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	58,759	49,087
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,118	37,489
Fair Value, Inputs, Level 2 | Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,137	2,578
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,032	12,148
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	289	107
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	3,938	6,110
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	71,930	61,703
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	12,555	13,838
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,336	2,414
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	165	¥ 173
Fair Value, Inputs, Level 3 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 233